AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of amortized cost and fair value of available-for-sale fixed maturity securities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Allowance for Credit Losses		$ 0
Fixed Maturities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 17,606	2,407
Gross Unrealized Gains	50	40
Gross Unrealized Losses	(1,310)	(30)
Allowance for Credit Losses	(30)	0
Carrying Value / Fair Value	16,316
U.S. treasury and government | Fixed Maturities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	148	108
Gross Unrealized Gains	0	1
Gross Unrealized Losses	(38)	(3)
Allowance for Credit Losses	0	0
Carrying Value / Fair Value	110	106
U.S. states and political subdivisions | Fixed Maturities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	880	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(25)	0
Allowance for Credit Losses	0	0
Carrying Value / Fair Value	855	0
Foreign governments | Fixed Maturities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	353	351
Gross Unrealized Gains	1	12
Gross Unrealized Losses	(36)	(5)
Allowance for Credit Losses	0	0
Carrying Value / Fair Value	318	358
Corporate debt securities | Fixed Maturities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	14,379	1,777
Gross Unrealized Gains	35	27
Gross Unrealized Losses	(1,135)	(17)
Allowance for Credit Losses	(24)	0
Carrying Value / Fair Value	13,255	1,787
Residential mortgage-backed securities | Fixed Maturities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	133
Gross Unrealized Gains	0
Gross Unrealized Losses	(6)
Allowance for Credit Losses	0
Carrying Value / Fair Value	127
Commercial mortgage-backed securities | Fixed Maturities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	422	154
Gross Unrealized Gains	5	0
Gross Unrealized Losses	(19)	(5)
Allowance for Credit Losses	0	0
Carrying Value / Fair Value	408	149
Collateralized debt securities | Fixed Maturities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,291	17
Gross Unrealized Gains	9	0
Gross Unrealized Losses	(51)	0
Allowance for Credit Losses	(6)	0
Carrying Value / Fair Value	$ 1,243	$ 17